Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT
Property, Plant and Equipment

16.  PROPERTY, PLANT AND EQUIPMENT

The following table sets forth the property, plant and equipment as of December 31, 2023 and 2022:

	As of December 31,
	2023	2022
Classes of Property, Plant and Equipment, Gross	ThCh$	ThCh$
Property, Plant and Equipment, Gross	11,833,075,817	11,569,978,697
Construction in progress	2,471,906,134	3,099,937,769
Land	70,029,950	64,680,270
Buildings	820,488,268	629,754,211
Generation plant and equipment	7,025,101,427	6,435,310,747
Network infrastructure	1,283,066,501	1,188,201,802
Fixtures and fittings	141,407,876	131,402,242
Other property, plant, and equipment	21,075,661	20,691,656

	As of December 31,
	2023	2022
Classes of Accumulated Depreciation and Impairment in Property, Plant and Equipment	ThCh$	ThCh$
Total Accumulated Depreciation and Impairment in Property, Plant and Equipment	(4,982,890,997)	(4,997,624,703)
Buildings	(190,875,178)	(187,875,641)
Plant and equipment	(4,168,517,659)	(4,224,174,273)
Network infrastructure	(513,708,508)	(479,761,456)
Fixtures and fittings	(89,015,209)	(85,619,903)
Other property, plant, and equipment	(20,774,443)	(20,193,430)

	As of December 31,
	2023	2022
Classes of Property, Plant and Equipment, Net	ThCh$	ThCh$
Property, Plant and Equipment, Net	6,850,184,820	6,572,353,994
Construction in progress	2,471,906,134	3,099,937,769
Land	70,029,950	64,680,270
Buildings	629,613,090	441,878,570
Generation plant and equipment	2,856,583,768	2,211,136,474
Network infrastructure	769,357,993	708,440,346
Fixtures and fittings	52,392,667	45,782,339
Other property, plant, and equipment	301,218	498,226

The composition and movements of the property, plant and equipment accounts during the years of December 31, 2023 and 2022 are as follows:

	Construction in progress	Land	Buildings, Net	Generation plant and equipment Net	Network infrastructure, Net	Fixtures and Fittings, Net	Other property, plant and equipment, Net	Property, Plant and Equipment, Net
Movements in 2023	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Balance as of January 1, 2023	3,099,937,769	64,680,270	441,878,570	2,211,136,474	708,440,346	45,782,339	498,226	6,572,353,994
Increases other than from business combinations	734,471,374	92,938	9,906	25,281	2,410,658	-	—	737,010,157
Increases (decreases) from foreign currency translation differences	5,306,989	106,008	15,692,204	40,417,640	1,266,833	(467,418)	4,509	62,326,765
Depreciation (1)	—	—	(25,464,456)	(153,690,399)	(35,239,266)	(6,788,472)	(187,984)	(221,370,577)
Impairment losses recognized in income for the year (2)	—	—	—	(7,023,888)	—	—	—	(7,023,888)
Increases (decreases) from transfers and other movements	(1,357,056,393)	6,891,887	351,945,261	890,133,064	94,453,986	13,632,195	—	—
Increases (decreases) from transfers from construction in progress	(1,357,056,393)	6,891,887	351,945,261	890,133,064	94,453,986	13,632,195	—	—
Disposals and removals from service	(1,832,639)	(1,280,569)	(43,824)	(1,445,026)	(414,606)	(129,978)	(22,200)	(5,168,842)
Disposals (3)	(1,369,868)	(66,882)	—	(880,411)	—	—	—	(2,317,161)
Removals	(462,771)	(1,213,687)	(43,824)	(564,615)	(414,606)	(129,978)	(22,200)	(2,851,681)
Decreases to be classified as held for sale (5)	(4,869,003)	—	(52,861,456)	(277,983,606)	—	2,751	8,667	(335,702,647)
Other increases (decreases)	(4,665,289)	(571,632)	(101,701,141)	153,850,501	(1,559,958)	—	—	45,352,481
Argentine hyperinflationary economy	613,326	111,048	158,026	1,163,727	—	361,250	—	2,407,377
Total movements	(628,031,635)	5,349,680	187,734,520	645,447,294	60,917,647	6,610,328	(197,008)	277,830,826
Balance as of December 31, 2023	2,471,906,134	70,029,950	629,613,090	2,856,583,768	769,357,993	52,392,667	301,218	6,850,184,820

	Construction in progress	Land	Buildings, Net	Generation plant and equipment Net	Network infrastructure, Net	Fixtures and Fittings, Net	Other property, plant and equipment, Net	Property, Plant and Equipment, Net
Movements in 2022	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Balance as of January 1, 2022	2,404,299,833	78,715,479	470,778,536	2,214,058,844	874,097,797	67,933,066	805,206	6,110,688,761
Increases other than from business combinations	1,010,059,037	—	(560,847)	925,250	1,752,776	145,616	—	1,012,882,679
Increases (decreases) from foreign currency translation differences	14,627,772	(84,493)	3,021,504	7,434,974	544,629	(300,948)	14,012	25,257,450
Depreciation	—	—	(22,407,997)	(139,378,454)	(38,646,149)	(7,383,182)	(320,992)	(208,136,774)
Increases (decreases) from transfers and other movements	(229,013,784)	888,683	28,652,809	128,323,777	65,834,402	5,314,113	—	—
Increases (decreases) from transfers from construction in progress	(229,013,784)	888,683	28,652,809	128,323,777	65,834,402	5,314,113	—	—
Disposals and removals from service	(53,307,303)	-	—	(1,619,263)	(3,190,127)	—	—	(58,116,693)
Disposals	(369,837)	—	—	—	—	—	—	(369,837)
Removals (4)	(52,937,466)	—	—	(1,619,263)	(3,190,127)	—	—	(57,746,856)
Decreases to be classified as held for sale (5)	(69,519,016)	(16,388,131)	(40,708,934)	—	(192,857,093)	(19,167,093)	—	(338,640,267)
Other increases (decreases)	22,274,490	1,438,994	2,941,741	120,184	904,111	(1,153,320)	—	26,526,200
Argentine hyperinflationary economy	516,740	109,738	161,758	1,271,162	—	394,087	—	2,453,485
Total movements	695,637,936	(14,035,209)	(28,899,966)	(2,922,370)	(165,657,451)	(22,150,727)	(306,980)	461,665,233
Balance as of December 31, 2022	3,099,937,769	64,680,270	441,878,570	2,211,136,474	708,440,346	45,782,339	498,226	6,572,353,994
(1)	See Note 31.a)
(2)	Relates to a higher impairment loss on property, plant and equipment, mainly explained by the impairment of items of property, plant, and equipment related to the gas-fired unit of the Tarapacá Power Plant.
(3)	The main component is the sale of the Huasco Power Plant, performed by our subsidiary Enel Generación Chile, for ThCh$5,318,040, from which a gain of ThCh$3,808,947 was obtained (see Note 33).
(4)	See clause v) in section c) other information, contained in this same Note.
(5)	See Note 5.

Additional information on property, plant and equipment, net

a)	Main Investments

The main additions to property, plant and equipment relate to investments in the Company’s networks and operating plants and new projects under construction. These investments totaled ThCh$2,471,906,134 and ThCh$3,099,937,769 as of December 31, 2023 and 2022, respectively.

In the distribution segment, the main investments are improvements in networks to optimize their operation, in order to enhance efficiency and quality of service level. The book value of these works in progress totaled ThCh$169,052,263 and ThCh$174,653,435 as of December 31, 2023 and 2022, respectively.

In the generation segment, investments include works towards the new capacity program. This includes:

(i)	Progress on the construction of the Los Cóndores Hydroelectric power plant, by Enel Generación Chile, which will use the resources from the Maule Lake and will have an installed capacity of approximately 150 MW. The carrying amount recorded in assets for this project was ThCh$1,064,200,511 and ThCh$919,548,128, as of December 31, 2023 and 2022, respectively.
(ii)	Progress on the Cerro Pabellón, Sol de Lila, Domeyko, Valle del Sol, Campos del Sol, Sierra Gorda Solar, El Manzano and La Cabaña projects, which together represent an installed capacity of approximately 1.35 GW, and which are being executed by Enel Green Power Chile. The carrying amount recorded in assets for this project was ThCh$585,443,444 and ThCh$1,801,784,315, as of December 31, 2023 and 2022, respectively.

Noted that during 2023, Cerro Pabellón, Guanchoi, Azabache, Valles de Sol, Campos del Sol, and Renaico commenced operations, accumulating carrying amount of ThCh$1,076,696,001 with installed capacity of 1.22 GW.

Following the accounting criteria described in Note 3.a), only those investments made in the abovementioned generation projects qualify as assets suitable for capitalizing interest. As a whole, these projects represent cumulative cash disbursements in the amount of ThCh$1,820,862,146 and ThCh$2,233,139,570, as of December 31, 2023 and 2022 respectively.

b)	Capitalized cost

b.1) Capitalized financial expenses in work-in-progress

The capitalized cost for financial expenses amounted to ThCh$81,447,057 as of December 31, 2023, (ThCh$83,292,276 and ThCh$61,513,684 as of December 31, 2022, and 2021, respectively) (see Note 34). The average financing rate ranged between 5.29% and 6.08% as of December 31, 2023 (5.93% and 6.17% as of December 31, 2022).

The record of interest capitalization is mainly explained by an improved performance of non-conventional renewable energy projects and by a greater continuity in the performance of the Los Cóndores project. With respect to the Los Cóndores project, given the difficulties inherent to a project of this magnitude and the impacts related to COVID-19, which implied some suspensions in the execution of the project during the previous years, an update of the project schedule provided by Enel Generación Chile on July 27, 2020, estimates that it will be completed in the last quarter of 2023.

b.2) Capitalized personnel expenses in work-in-progress

The capitalized cost for personnel expenses directly related to constructions in progress was ThCh$39,629,466, ThCh$44,569,685, and ThCh$31,157,196 as of December 31, 2023, 2022, and 2021, respectively.

The decrease between 2023 and 2022 is mainly explained by the sale of our subsidiary Enel Transmisión Chile in December 2022 (see Note 5.3). In addition, the increase in the capitalization of interest and personnel expenses in 2022 and 2021 is primarily due to higher development of unconventional renewable energy projects.

c)	Other information
(i)	As of December 31, 2023 and 2022, the Group maintained commitments to acquire tangible fixed assets in the amount of ThCh$126,041,911 and ThCh$36,236,061, respectively.
(ii)	As of December 31, 2023 and 2022, Enel Chile had no property, plant or equipment pledged as collateral for liabilities.

(iii)	The Group and its consolidated entities have insurance contracts with policies that cover any risk, earthquake and machinery breakdown up to a limit of €1,000 million (ThCh$964,674,350), and this coverage includes damages due to business disruption.

Additionally, the Group has civil liability insurance policies for third-party claims up to a limit of €400 million (ThCh$385,869,740) in case these claims are due to the rupture of any dams owned by the Company or its subsidiaries, as well as environmental civil liability to cover environmental damage claims up to €20 million (ThCh$19,293,487). The premiums associated with these policies are recorded proportionally to each company in the caption prepaid expense.

(iv)	Decarbonization plan

Development during 2019:

On June 4, 2019, the Company’s subsidiaries Enel Generación Chile and Gasatacama Chile entered into an agreement by which both companies, in line with their own sustainability strategy and strategic plan, and the Ministry of Energy, regulated how they would proceed to progressively eliminate the Tarapacá, Bocamina I and Bocamina II coal-fired generation units (hereinafter, Tarapacá, Bocamina I and Bocamina II).

Development during 2020:

On May 27, 2020, the Board of Directors of Enel Generación Chile approved, subject to the corresponding CNE authorizations, the early withdrawal of Bocamina I and Bocamina II, establishing deadlines for such withdrawals on December 31, 2020, and May 31, 2022, respectively. The corresponding request was communicated to the CNE that same day.

During the year 2021, the Group recorded an additional impairment loss of ThCh$28,773,083. The resulting recoverable value, after accounting for the previous impairment losses, corresponds to the value of the land associated with this power plant and amounts to ThCh$2,014,684.

These situations have effects on deferred taxes, which are disclosed in Note 19.b.

Development during 2022:

On May 3, 2022, the CNE issued Exempt Resolution No. 325, which based on technical studies and system operation projections, ordered Enel Generación Chile S.A. (“Enel Generación”) to perform the final removal, disconnection, and termination of operations at the Bocamina II generation unit beginning on September 30, 2022, in accordance with article 72-18 of the General Law of Electricity Services.

(v)	As part of its decarbonization strategy, community engagement, and considering the current prevailing conditions in the increasingly competitive market with a growing investment in non-conventional renewable energies, the Company subjected its project portfolio to a thorough analysis. As a result of this process, at the end of 2022 fiscal year, the Group decided to abandon certain projects it had been developing. As a consequence of the above, Enel Generación Chile had to impair assets by ThCh$22,912,146, mainly associated with thermal and hydroelectric projects, notably the Quintero and Vallecito projects. On the other hand, EGP Chile had to impair ThCh$29,887,851, an amount entirely associated with a geothermal project called El Tatio, which was under development in the Antofagasta region.